SCHEDULE OF SOLAR POWER SYSTEMS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	¥ 10,838,295	¥ 8,810,647
Less: accumulated depreciation	(607,238)	(456,016)
Property, plant and equipment, net	10,231,057	8,354,631
Solar Power Systems [Member]
Property, Plant and Equipment [Line Items]
Solar power systems in operation	346,568
Solar power systems under construction	136,149
Subtotal	482,717
Less: accumulated depreciation	(121,295)
Property, plant and equipment, net	¥ 361,422